Cover	9 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	PERMEX PETROLEUM CORPORATION
Entity Central Index Key	0001922639
Entity Primary SIC Number	1381
Entity Tax Identification Number	98-1384682
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2911 Turtle Creek Blvd
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	(469)
Local Phone Number	804-1306
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false